TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Disclosure of income tax expense

Figures in millions	US Dollars
	2025	2024	2023
		Revised (1)	Revised (1)
Current taxation (1)
Current year (1)	1,043	455	234
Prior year under (over) provision	(12)	7	(17)
Impairment and disposal of tangible assets	—	—	1
	1,031	462	218
Deferred taxation (1)
Current year (1)	30	162	91
Prior year (over) under provision	9	(1)	10
Impairment and disposal of tangible assets	—	—	(34)
Change in corporate tax rate (2)	32	—	—
	71	161	67

	1,102	623	285
(1) Refer to Note 1.4 for the revision of the prior years.
(2) The change in corporate tax rate is due to various concession agreements expiring at a future date, resulting in the tax rates changing from agreed rates to the in country statutory tax rates.

Disclosure of tax rates

Figures in millions	US Dollars
	2025	2024	2023
Reconciliation to UK taxation rate
Implied tax charge on profit before tax at 25% (2024:25%; 2023: 25%)	1,069	418	16
Increase (decrease) due to:
Expenses not tax deductible (1)	59	21	90
Share of associates and joint ventures' profit	(64)	(39)	(52)
Tax rate differentials (2) and withholding taxes (3)	267	145	63
Exchange variations and translation adjustments	—	28	(17)
Top-up tax - Pillar Two	1	6	—

Unrecognised tax losses (expense):
Ghana	(84)	28	22
UK	45	34	26
North America	35	33	38
South Africa	(7)	—	3
Brazil	(9)	—	—

Concession adjustments (4)(5)	(239)	(46)	(6)
Change in planned utilisation of deferred tax assets and impact of corporate tax rate change	32	1	25
Restructuring costs	—	—	79
Argentinian inflationary impact allowances	(2)	(32)	4
Adjustment in respect of prior years	(3)	7	(7)
Other (6)	2	19	1
Income tax expense	1,102	623	285
(1)Included in current and prior years are non-deductible corporate, legal, project, exploration and rehabilitation costs, net impairment in Brazil and Colombia, loss on sale of assets and British Virgin Islands group losses.
(2)Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil, South Africa and Argentina.
(3)Withholding taxes on dividends paid.
(4)  Siguiri current tax expense not recognised due to tax holiday in 2024 ($30m) and 2023 ($6m).
(5)Sukari Gold Mines obligation to the Egyptian government is the MRMIA (formerly EMRA) profit share per the Sukari Concession Agreement and is therefore exempt from corporate income tax in 2025 ($239m) and 2024 ($16m).
(6)Includes losses from the zero - cost collar gold price hedge in 2024.

Disclosure of unrecognised tax losses	Unrecognised deferred tax assets

Figures in millions	US Dollars
	2025	2024	2023
		Revised (1)	Revised (1)
Analysis of unrecognised tax losses
Available to be utilised against future profits
–utilisation required within one year	6	1,011	108
–utilisation required between one and two years	20	155	1,037
–utilisation required between two and five years	184	396	191
–utilisation required between five and twenty years	1,087	1,041	1,035
–utilisation in excess of twenty years	1,393	950	803
	2,690	3,553	3,174
(1) Refer to Note 1.4 for the revision of the prior years.